Other Receivables (Detail Textuals) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Current Receivables [Abstract]
Royalty income receivables due from former operator		$ 5,300
Valuation allowance for the royalty income receivables		$ 1,425
Other receivables relating to finance and loan receivables from a former hydrocarbon subsidiary written off	$ 3,875